Consolidated Statements of Operations and Comprehensive Loss - Schedule of Share-Based payments (Details) - Long-Term Incentive Plan 2017 [Member]		12 Months Ended
		Dec. 31, 2025 € / shares		Dec. 31, 2025 € / shares $ / shares		Dec. 31, 2024 € / shares	Dec. 31, 2024 € / shares $ / shares	Dec. 31, 2025 $ / shares		Dec. 31, 2024 $ / shares
Options [Member]
Share-Based Payments [Line Items]
Options, Balance		8,905,446		8,905,446		6,584,946	6,584,946
Options, Granted		2,452,000		2,452,000		2,332,500	2,332,500
Options, Forfeited		(136,250)		(136,250)		(12,000)	(12,000)
Options, Expired		(98,876)		(98,876)
Options, Balance		11,122,320		11,122,320		8,905,446	8,905,446
Options, Exercisable		10,505,820		10,505,820		8,129,196	8,129,196	10,505,820		8,129,196
WAEP [Member]
Share-Based Payments [Line Items]
WAEP, Expired							$ 0
WAEP [Member] | Top of range [member]
Share-Based Payments [Line Items]
WAEP, Balance				$ 2.03	[1]		2.12
WAEP, Granted				2.41	[1]		1.78
WAEP, Forfeited				2.21	[1]		3.02
WAEP, Expired	[1]			3.03
WAEP, Balance	[1]			$ 2.1			$ 2.03
WAEP, Exercisable								$ 2.08	[1]	$ 2.03
WAEP [Member] | Bottom of range [member]
Share-Based Payments [Line Items]
WAEP, Balance | € / shares		€ 1.95	[1]			€ 1.92
WAEP, Granted | € / shares		2.13	[1]			1.65
WAEP, Forfeited | € / shares		1.96	[1]			2.79
WAEP, Expired | € / shares	[1]	2.69
WAEP, Balance | € / shares	[1]	1.79				1.95
WAEP, Exercisable | € / shares		€ 1.77	[1]	$ 1.77	[1]	€ 1.96	$ 1.96

[1]	Conversion rates used for one December 31,2025 $0.8511, average rate 2025 $0.8855, December 31,2024 $0.9626, average rate 2024 $0.9242